Acquisition - Schedule of Pro Forma Information (Details) (10-K) - Edison Nation Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Business Acquisition [Line Items]
Revenues, net	$ 20,988,594
Cost of revenues	13,566,605
Gross profit	7,421,989
Selling, general and administrative	13,144,691
Operating (loss) income	(5,722,702)
Other (expense) income	(398,406)
(Loss) income before income taxes	(6,121,108)
Income tax expense	304,298
Net (loss) income	(6,425,406)
Net (loss) income attributable to noncontrolling interests	(415,466)
Net (loss) income attributable to Edison Nation, Inc.	$ (6,009,940)
Net (loss) income per share - basic and diluted | $ / shares	$ (1.09)
Weighted average number of common shares outstanding - basic and diluted | shares	5,513,706